TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - SUDENE, PAES, REFIS and Deferred PASEP and COFINS on Active Foreign Exchange Variance (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Taxes payable and income tax and social contributions
Value of Financing		R$ 45,121,791	R$ 45,620,428
Deferred tax liabilities		R$ 11,457,536	11,202,514
Tax Regularization Program-PRT
Maximum amortization percentage of federal tax debt by using tax loss	76.00%
Remaining instalment repayment period	24 months
Federal tax debt registered	R$ 891,249
Gain from using tax loss to eliminate federal tax debts	R$ 677,349
FURNAS
Taxes payable and income tax and social contributions
Financing term		180 months
Value of Financing		R$ 180,203	478,525
Deferred tax liabilities		R$ 5,463,470	R$ 5,284,897
CC 006/2004 | Tax holiday period, 2008 to 2017 | Generation
Taxes payable and income tax and social contributions
Reduction in income tax rate (as percent)		75.00%
CC 061-2001 | Tax holiday period, 2008 to 2017 | Transmission
Taxes payable and income tax and social contributions
Reduction in income tax rate (as percent)		75.00%
CC 008/2005 | Tax holiday period, 2011 to 2020 | Transmission
Taxes payable and income tax and social contributions
Tax as reduced by tax incentive (as a percent)		6.25%
CC 007/2005 | Tax holiday period, 2011 to 2020 | Transmission
Taxes payable and income tax and social contributions
Tax as reduced by tax incentive (as a percent)		6.25%
PIS/PASEP
Taxes payable and income tax and social contributions
Reestablished tax rate on active foreign exchange variance (as a percent)		0.65%
COFINS
Taxes payable and income tax and social contributions
Reestablished tax rate on active foreign exchange variance (as a percent)		4.00%